Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) truck	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of reporting units | truck	2
Cash and cash equivalents	$ 840,913	$ 85,688
Restricted cash—current	4,365	0
Restricted cash and cash equivalents—non-current	4,000	4,144
Deposits	300	0
Goodwill impairment	0	0	$ 0
Impairment of indefinite-lived intangible assets		0	0
Impairment of long-lived assets held-for-use		0	0
Advertising expense	700	2,500	200
Foreign currency loss	800	0	0
Finance lease asset	31,463
Finance lease, liability	15,026
Accumulated deficit	$ 573,622	188,480
Trademarks
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life	12 years
Warrant Liability
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value	$ 0	(3,339)	$ 3,500
Cumulative Effect, Period of Adoption, Adjustment
Restricted Cash and Cash Equivalents Items [Line Items]
Finance lease asset				$ 34,800
Finance lease, liability				$ 16,000
Accumulated deficit	800
Net Assets	32,400
Financing liability	12,800
Pinal Land Holdings, LLC
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents—non-current	$ 4,000	0
Minimum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life	5 years
Maximum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life	7 years
Money Market
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash—current	$ 4,100
Restricted cash and cash equivalents—non-current		$ 4,100